Fair value option (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the changes in fair value of long-term debt recorded in foreign exchange and other trading revenue in the consolidated income statement.

Change in fair value of long-term debt (a)
	Year ended Dec. 31,
(in millions)	2019	2018	2017
Foreign exchange and other trading revenue	$(16)	$(4)	$(4)

(a)
The changes in fair value are approximately offset by an economic hedge included in foreign exchange and other trading revenue.
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2019	2018
Assets of consolidated investment management funds:
Trading assets	$229	$243
Other assets	16	220
Total assets of consolidated investment management funds	$245	$463
Liabilities of consolidated investment management funds:
Other liabilities	1	2
Total liabilities of consolidated investment management funds	$1	$2